Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

December 23, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the AXS Market Neutral Fund, a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 433 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on December 19, 2024, effective on December 19, 2024.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/MEL DE LEON

Mel de Leon

Investment Managers Series Trust II